Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Leases [Abstract]
LEASES
6. LEASES
The Company has an operating lease for a vehicle entered into in February 2025 that expires in January 2028. Under the terms of the lease, base rent is $1,058 per month. There is no renewal options associated with the lease.
The Company has an operating lease for office space in Redwood City, California which was entered into in June 2025 and expires in June 2026. Under the terms of the lease, base rent is $6,006 per month. There is no renewal options associated with the lease.
Operating lease costs for the three months ended March 31, 2026 and 2025 were $22,926 and $4,473, respectively. Cash payments included in the measurement of operating lease liabilities for the three months ended March 31, 2026 were $21,191 and $44,058, respectively. The weighted average remaining lease term as of March 31, 2026 was 1.21 years. The weighted-average discount rate during the three months ended March 31, 2026 was 22.54%.
The Company utilizes the rate implicit in the lease or the estimated incremental borrowing rate at the commencement of the lease in determining the present value of future payments.
Variable lease expense includes rental increases that are not fixed, such as those based on amounts paid to the lessor based on cost or consumption, such as maintenance and utilities. Operating lease costs are included in general and administrative expenses in the statements of operations and comprehensive income (loss).
Maturities of the operating lease liabilities are summarized as follows as of March 31, 2026:

(in thousands)
2026 (remaining nine months)	$21,533
2027	12,694
2028	1,552

Minimum lease payments	35,779
Less: imputed interest	(4,810)

Present value of operating lease liabilities	$30,969

Current portion	$20,946
Noncurrent portion	10,023

Total operating lease liabilities	$30,969

6. LEASES
The Company has an operating lease for a vehicle entered into in February 2025 and expires in January 2028. Under the terms of the lease, base rent is $1,058 per month. There is no renewal options associated with the lease.
The Company has an operating lease for office space in Redwood City, California which was entered into in June 2025 and expires in June 2026. Under the terms of the lease, base rent is $6,006 per month. There is no renewal options associated with the lease.
Operating lease costs for the year ended December 31, 2025 was $62,441. Cash payments included in the measurement of operating lease liabilities for the year ended December 31, 2025 was $93,819. There were no operating lease costs or cash payments included in the measurement of operation lease liabilities in the period from July 8, 2024 (inception) to December 31, 2024. The weighted-average remaining lease term as of December 31, 2025 was 1.16 years. The weighted-average discount rate during the year ended December 31, 2025 was 20.42%.
The Company utilizes the rate implicit in the lease or the estimated incremental borrowing rate at the commencement of the lease in determining the present value of future payments.
Variable lease expense includes rental increases that are not fixed, such as those based on amounts paid to the lessor based on cost or consumption, such as maintenance and utilities. Operating lease costs are included in general and administrative expenses in the statements of operations and comprehensive loss.
Maturities of the operating lease liabilities are summarized as follows as of December 31, 2025:

2026	$42,724
2027	12,694
2028	1,552
Minimum lease payments	56,970
Less: imputed interest	(6,740)
Present value of operating lease liabilities	$50,230
Current portion	$37,731
Noncurrent portion	12,499
Total operating lease liabilities	$50,230